UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 1999

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):  [    ] is a restatement.
					  [    ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		Preservation Capital Management
Address:		1044 Main Street, Suite 500
			Kansas City, MO 64105

Form 13F File Number: 28-7238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David L. Sederholm
Title:	President
Phone:	816-474-7737

Signature, Place, and Date of Signing:

David L. Sederholm		Kansas City, Missouri	May 4, 1999

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total:	$85696
								(thousands)


List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airborne Freight               COM              009266107      310     9990 SH       SOLE                     9990
Alaska Air                     COM              011659109      425     8950 SH       SOLE                     8950
American Bankers Insurance Gro COM              024456105      988    19000 SH       SOLE                    19000
American International Group,  COM              026874107     1941    16091 SH       SOLE                    16091
Amgen Inc.                     COM              031162100     1234    16486 SH       SOLE                    16486
Arvin Industries               COM              043339100     1106    32830 SH       SOLE                    32830
Bank One Corporation           COM              06423A103     1101    19987 SH       SOLE                    19987
BankAmerica Corp.              COM              06605F102      449     6353 SH       SOLE                     6353
BankBoston Corp.               COM              06605R106     1426    32930 SH       SOLE                    32930
Bergen Brunswig Corp. Cl A     COM              083739102      448    22424 SH       SOLE                    22424
Boeing Co.                     COM              097023105     1536    45190 SH       SOLE                    45190
CSG Systems Intl. Inc.         COM              126349109     3376    85600 SH       SOLE                    85600
Capital One Financial Corp.    COM              14040H105      755     5000 SH       SOLE                     5000
Carnival Corporation Cl A      COM              143658102     3459    71228 SH       SOLE                    71228
Century Telephone              COM              156686107      638     9075 SH       SOLE                     9075
Cigna                          COM              125509109      226     2700 SH       SOLE                     2700
Citigroup                      COM              172967101     2060    32250 SH       SOLE                    32250
Colgate Palmolive Co.          COM              194162103      699     7600 SH       SOLE                     7600
Comdisco Inc.                  COM              200336105     1102    61650 SH       SOLE                    61650
Conseco, Inc.                  COM              208464107     3649   118190 SH       SOLE                   118190
Countrywide Credit Inds. Inc.  COM              222372104     1403    37400 SH       SOLE                    37400
Deere & Co.                    COM              244199105     1143    29600 SH       SOLE                    29600
Dell Computer Corp.            COM              247025109      818    20020 SH       SOLE                    20020
Enron Corp.                    COM              293561106     1089    16942 SH       SOLE                    16942
Fannie Mae                     COM              313586109     1131    16330 SH       SOLE                    16330
Federated Dept. Stores         COM              31410H101      403    10050 SH       SOLE                    10050
Ford Motor Co.                 COM              345370100      260     4579 SH       SOLE                     4579
Fremont General Corp.          COM              357288109      258    13530 SH       SOLE                    13530
General Electric Co.           COM              369604103     3662    33100 SH       SOLE                    33100
Global Marine Inc.             COM              379352404      270    22950 SH       SOLE                    22950
Golden West Financial Corp.    COM              381317106      449     4700 SH       SOLE                     4700
Graco                          COM              384109104      203     9200 SH       SOLE                     9200
Hartford Finl. Services Group  COM              416515104      841    14800 SH       SOLE                    14800
Honeywell Inc.                 COM              438506107      716     9440 SH       SOLE                     9440
Hughes Supply Inc.             COM              444482103      328    14400 SH       SOLE                    14400
Intel Corp.                    COM              458140100     2206    18555 SH       SOLE                    18555
Johnson & Johnson              COM              478160104     1764    18862 SH       SOLE                    18862
Lexmark Intl. Group Inc.       COM              529771107      929     8300 SH       SOLE                     8300
Lockheed Martin Corp.          COM              539830109      515    13640 SH       SOLE                    13640
Loews Corp.                    COM              540424108      381     5100 SH       SOLE                     5100
MCI Worldcom Inc.              COM              55268B106     1973    22278 SH       SOLE                    22278
May Dept. Stores Co.           COM              577778103      503    12846 SH       SOLE                    12846
McDonald's                     COM              580135101      218     4800 SH       SOLE                     4800
Medtronic Inc.                 COM              585055106     1840    25600 SH       SOLE                    25600
Mercantile Bancorp Inc.        COM              587342106      793    16687 SH       SOLE                    16687
Merrill Lynch & Co. Inc.       COM              590188108      332     3750 SH       SOLE                     3750
Microsoft Corp.                COM              594918104     2182    24350 SH       SOLE                    24350
Mobil Corp.                    COM              607059102     1159    13170 SH       SOLE                    13170
Motorola Inc.                  COM              620076109      899    12270 SH       SOLE                    12270
Northrop Grumman Corp.         COM              666807102      812    13554 SH       SOLE                    13554
Oracle Corp.                   COM              63889X105     1151    43627 SH       SOLE                    43627
PNC Bank Corp.                 COM              693475105      763    13734 SH       SOLE                    13734
Pepsico Inc.                   COM              713448108     1103    28140 SH       SOLE                    28140
Phillips Petroleum Co.         COM              718507106     1219    25800 SH       SOLE                    25800
Procter & Gamble Co.           COM              742718109     1098    11210 SH       SOLE                    11210
Raytheon Co. Class B           COM              755111408      529     9017 SH       SOLE                     9017
Reliance Group                 COM              759464100      206    26850 SH       SOLE                    26850
Ross Stores Inc.               COM              778296103      657    15000 SH       SOLE                    15000
Royal Dutch Petroleum Co.      COM              780257804      239     4596 SH       SOLE                     4596
Ryland Group                   COM              783764103     3427   135400 SH       SOLE                   135400
SCI Systems Inc.               COM              783890106      711    24000 SH       SOLE                    24000
Schering Plough Corp.          COM              806605101     5226    94580 SH       SOLE                    94580
Schlumberger Ltd.              COM              806857108      647    10750 SH       SOLE                    10750
Smithkline Beecham PLC         COM              832378301      959    13408 SH       SOLE                    13408
Sun Microsystems Inc.          COM              866810104     4685    37460 SH       SOLE                    37460
SuperValue Stores              COM              868536103      233    11300 SH       SOLE                    11300
Texaco Inc.                    COM              881694103      284     5000 SH       SOLE                     5000
Texas Instruments Inc.         COM              882508104      218     2200 SH       SOLE                     2200
Textron Inc.                   COM              883203101      665     8600 SH       SOLE                     8600
Time Warner Inc.               COM              887315109     2549    36000 SH       SOLE                    36000
USX Marathon Group             COM              902905827      908    33000 SH       SOLE                    33000
United Technologies Corp.      COM              913017109      257     1900 SH       SOLE                     1900
Wachovia Corp.                 COM              929771103      360     4436 SH       SOLE                     4436
Wells Fargo & Co.              COM              949746101      659    18800 SH       SOLE                    18800
Wendys International Inc.      COM              950590109      540    19000 SH       SOLE                    19000